Trade Accounts Receivable - Summary of Trade Accounts Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Accounts receivable	$ 4,124,836	$ 4,403,116
Accounts receivable in litigations	62,125	85,690
Notes receivable	30,701	25,292
Foreign customers	2,965	100,723
Subtotal	4,220,627	4,614,821
Allowance for doubtful accounts	(259,802)	(102,587)
Total	$ 3,960,825	$ 4,512,234